Schedule of third party and general and administrative expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Total	€ 2,513,558	€ 842,236
Compensation [Member]
Related Party Transaction [Line Items]
Total	943,570	408,514
Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	376,642	181,354
Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	11,330	8,909
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	384,243	127,988
Other [Member]
Related Party Transaction [Line Items]
Total	797,773	115,471
Third Parties [Member]
Related Party Transaction [Line Items]
Total	2,081,018	685,039
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	522,012	258,514
Third Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	376,642	181,354
Third Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	3,873	1,712
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	384,243	127,988
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	794,248	115,471
Related Parties [Member]
Related Party Transaction [Line Items]
Total	432,540	157,197
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	421,558	150,000
Related Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	7,457	7,197
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	€ 3,525